Consolidated Statements of Net Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenues	$ 768	$ 922	$ 562
Cost of revenues	(365)	(394)	(222)
Gross profit	403	528	340
Research and development expenses, net	22,695	19,656	14,714
General and administrative expenses	7,704	5,355	5,708
Operating loss	29,996	24,483	20,082
Financial income	(120)	(363)	(870)
Financial expenses	44	105	184
Financial income, net	(76)	(258)	(686)
Net loss and comprehensive loss	$ 29,920	$ 24,225	$ 19,396
Loss per ordinary share
Basic and diluted	$ 0.45	$ 0.55	$ 0.54
Weighted average ordinary shares outstanding
Basic and diluted	66,346,506	43,668,155	35,881,256